BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Equity Dividend V.I. Fund

(the “Fund”)

Supplement dated November 19, 2025 (the “Supplement”) to the Fund’s Summary Prospectus and

Prospectus, each dated May 1, 2025, as amended or supplemented to date

The following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The section of the Summary Prospectus entitled “Key Facts About BlackRock Equity Dividend V.I. Fund — Portfolio Managers” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Equity Dividend V.I. Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Portfolio Manager	Portfolio Manager of the Fund Since	Title
Tony DeSpirito[1]	2014	Managing Director of BlackRock, Inc.
Cem Inal[2]	2025	Managing Director of BlackRock, Inc.
David Zhao	2017	Managing Director of BlackRock, Inc.

[1]	Effective December 31, 2025, Tony DeSpirito will no longer serve as a portfolio manager of the Fund.
[2]	Effective November 28, 2025, Cem Inal will serve as a portfolio manager of the Fund.

The section of the Prospectus entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of Equity Dividend V.I. Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF EQUITY DIVIDEND V.I. FUND

The Fund is managed by a team of financial professionals. Tony DeSpirito,[1] Cem Inal[2] and David Zhao are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio management team.

[1]	Effective December 31, 2025, Tony DeSpirito will no longer serve as a portfolio manager of the Fund.
[2]	Effective November 28, 2025, Cem Inal will serve as a portfolio manager of the Fund.

The section of the Prospectus entitled “Management of the Fund — Portfolio Manager Information — BlackRock Equity Dividend V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock Equity Dividend V.I. Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Tony DeSpirito[1]	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2014	Managing Director of BlackRock, Inc. since 2014.
Cem Inal[2]	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Managing Director of BlackRock, Inc. since 2025; Chief Investment Officer of US Large Cap Value Equities at AllianceBernstein from 2020 to 2025.
David Zhao	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017	Managing Director of BlackRock, Inc. since 2016.

[1]	Effective December 31, 2025, Tony DeSpirito will no longer serve as a portfolio manager of the Fund.
[2]	Effective November 28, 2025, Cem Inal will serve as a portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.

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